RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
aggregate compensation		€ 18,728,000	€ 14,199,000	€ 19,839,000
Wages and salaries		483,747,000	389,927,000	385,182,000
Non-executive Directors
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares		0	0	0
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Compensation settled in treasury shares		4,241,000	5,270,000	5,168,000
Wages and salaries		14,088,000	8,707,000	14,671,000
Key management personnel compensation, other long-term employee benefits		399,000	222,000
Percentage of salaries donated to help Company initiatives (percent)	25.00%
Ferrari N.V. (Ferrari) | Directors of Ferrari N.V.
Disclosure of transactions between related parties [line items]
aggregate compensation		6,668,000	8,151,000	10,260,000
Compensation for salary		5,445,000	624,000	1,786,000
Compensation settled in treasury shares		€ 1,223,000	€ 7,527,000	€ 15,963,000